Stock Plan - Fair Value Assumptions, Options and Earn-out Shares (Details)	12 Months Ended
Dec. 31, 2021 $ / shares
Common stock options outstanding
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility, minimum (percent)	38.50%
Expected volatility, maximum (percent)	44.90%
Risk-free interest rate, minimum (percent)	0.30%
Risk-free interest rate, maximum (percent)	1.50%
Expected dividend yield (percent)	0.00%
Common stock options outstanding | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	5 years 6 months
Common stock options outstanding | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	6 years 1 month 6 days
Earn-out shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility, minimum (percent)	40.00%
Expected volatility, maximum (percent)	67.00%
Risk-free interest rate, minimum (percent)	0.80%
Risk-free interest rate, maximum (percent)	1.30%
Expected dividend yield (percent)	0.00%
Grant-date fair value per share (in dollars per share)	$ 12.63
Earn-out shares | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Current stock price (in dollars per share)	$ 13.93
Expected term	5 years 1 month 6 days
Earn-out shares | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Current stock price (in dollars per share)	$ 27.86
Expected term	5 years 6 months
Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility, minimum (percent)	27.90%
Expected volatility, maximum (percent)	43.40%
Risk-free interest rate, minimum (percent)	0.10%
Risk-free interest rate, maximum (percent)	0.60%
Expected dividend yield (percent)	0.00%
Employee Stock Purchase Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	6 months
Grant-date fair value per share (in dollars per share)	$ 7.59
Employee Stock Purchase Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	2 years
Grant-date fair value per share (in dollars per share)	$ 14.36